Consolidated Statements of Changes in Shareholders' Equity (USD $)	Common Stock	Preferred stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Accumulated Other Comprehensive Income / Loss	Treasury Stock	Total
Beginning Balance, Amount at Dec. 31, 2011	$ 12,345,655	$ 2,500,000	$ 27,410,049	$ 1,151,751	$ 133,731	$ (2,622,777)	$ 40,918,409
Beginning Balance, Shares at Dec. 31, 2011	4,728,161	25
Comprehensive income
Net income				4,400,690	0	0	4,400,690
Other comprehensive income					38,027	0	38,027
Total comprehensive income							4,438,717
Cash dividends declared - common stock				(2,666,741)	0	0	(2,666,741)
Cash dividends declared - preferred stock				(187,500)	0	0	(187,500)
Issuance of common stock, shares	84,764
Issuance of common stock, amount	211,910		637,780	0	0	0	849,690
Ending Balance, Amount at Dec. 31, 2012	12,557,565	2,500,000	28,047,829	2,698,200	171,758	(2,622,777)	43,352,575
Ending Balance, Shares at Dec. 31, 2012	4,812,925	25
Comprehensive income
Net income				5,086,655			5,086,655
Other comprehensive income					(219,224)		(219,224)
Total comprehensive income							4,867,431
Cash dividends declared - common stock				(2,706,461)			(2,706,461)
Cash dividends declared - preferred stock				(81,250)			(81,250)
Issuance of common stock, shares	55,681
Issuance of common stock, amount	139,203		564,479				703,682
Ending Balance, Amount at Dec. 31, 2013	$ 12,696,768	$ 2,500,000	$ 28,612,308	$ 4,997,144	$ (47,466)	$ (2,622,777)	$ 46,135,977
Ending Balance, Shares at Dec. 31, 2013	4,868,606	25